Held-to-maturity Debt Securities	12 Months Ended
Dec. 31, 2015
Held-to-maturity Debt Securities
Held-to-maturity Debt Securities
Held-to-maturity Debt Securities

5.Held-to-maturity Debt Securities

On January 29, 2015, the Company’s subsidiary, Daqing Borun purchased 1,000,000 units of private placement bonds (each unit with par value of RMB100.00 with nominal annul interest of 9.5%, and hereafter referred as the “Borun bonds”) which was traded in the Shanghai Stock Exchange and issued by Shandong Borun (another subsidiary of the Company) on January 29, 2013, at a cash consideration of RMB98,720,762 ($15,202,778).

The amortized cost, gross unrealized gains, and losses and estimated fair values of securities classified as held to maturity are as follows:

As of December 31, 2015	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(RMB)	(RMB)	(RMB)	(RMB)
Debt Securities:
Borun bonds, due January 29, 2016	107,912,111	1,587,889	—	109,500,000

($)	16,618,226	244,531	—	16,862,757

The interest income from the Borun bonds for the years ended December 31, 2013, 2014 and 2015 were RMB nil, RMB nil and RMB9,191,349 ($1,415,448), respectively.